13. Stock Compensation (Details - Options vesting schedule) - Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock options outstanding	3,829,666	1,702,167	1,184,000
Unrecognized stock compensation expense		$ 489,936
Vesting period	9 years 4 months 24 days	9 years 8 months 5 days
Options 1 [Member]
Stock options outstanding		540,998
Unrecognized stock compensation expense		$ 359,521
Vesting period		1 year
Options 2 [Member]
Stock options outstanding		408,964
Unrecognized stock compensation expense		$ 120,015
Vesting period		2 years
Options 3 [Member]
Stock options outstanding		48,667
Unrecognized stock compensation expense		$ 10,400
Vesting period		3 years